                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


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1.  Name and address of issuer:

                    Norwest Select Funds
                    Two Portland Square
                    Portland, ME 04101

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2.  Name of each series or class of funds for which this notice is filed:

                    Intermediate Bond Fund
                    ValuGrowth Stock Fund
                    Small Company Stock Fund

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3.  Investment Company Act File Number:  811-8202

      Securities Act File Number:  33-74176

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4.  Last day of fiscal year for which this notice is filed:

                    December 31, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [   ]

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6.  Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    Zero (0)

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8.  Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                    Zero (0)

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9.  Number and aggregate sale price of securities sold during fiscal year*:

                                          Shares              Dollars
                                          ------             ---------
      Intermediate Bond Fund              258,247            $2,777,859
      ValuGrowth Stock Fund               278,963             3,122,097
      Small Company Stock Fund            181,172             1,921,609
                                          -------            ----------
      TOTAL                               718,382            $7,821,565

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                    Zero (0)

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                    Zero (0)
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  12.  Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on Rule 24f-2
            (from Item 10):                                         $         0*
                                                                    ------------

     (ii)   Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11, if
            applicable):                                           +         N/A
                                                                    ------------

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year (if applicable):     -        N/A
                                                                    ------------

     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a reduction to
           filing fees pursuant to Rule 24e-2 (if applicable):     +        N/A
                                                                    ------------

     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance on Rule
           24f-2 [line (i), plus line (ii), less line (iii),
           plus line (iv)] (if applicable):                                    0
                                                                    ------------

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                        x     1/2900
                                                                    ------------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                             $         0*
                                                                    ------------

      *DURING THE FISCAL PERIOD COVERED HEREBY, THE
     REGISTRANT OFFERED ITS SHARES SOLELY TO UNMANAGED
     SEPARATE ACCOUNTS OF A SINGLE INSURANCE COMPANY.  A
     REGISTRATION FEE HAS BEEN OR WILL BE PAID ON
     THE SECURITIES ISSUED BY THE SEPARATE ACCOUNTS
     WHICH ARE ALREADY REGISTERED UNDER THE
     SECURITIES ACT OF 1933.  ACCORDINGLY, NO REGISTRATION
     FEE IS DUE IN CONNECTION WITH THIS FILING.

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INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                          [    ]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                     N/A

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                                   SIGNATURES

      This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/  Christopher J. Kelley, Assistant Secretary
                                -----------------------------------------------
      Date  February 21, 1996
            -----------------

  * Please print the name and title of the signing officer below the signature.




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                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                RULE 24f-2 NOTICE

                              NORWEST SELECT FUNDS
                               Two Portland Square
                               Portland, ME 04101


                                    SIGNATURE

     Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Norwest Select Funds has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on this 16th day of February, 1996.

                                        Norwest Select Funds


                                        By:  /s/ John Y. Keffer
                                           --------------------
                                           John Y. Keffer
                                           President


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                                  LAW OFFICE OF
                             DECHERT PRICE & RHOADS
                               477 MADISON AVENUE
                             NEW YORK, NY 10022-5891

                           TELEPHONE:  (212) 326-3500
                              FAX:  (212) 308-2041




                                        February 27, 1996



Norwest Select Funds
Two Portland Square
Portland, Maine 04101

Dear Sirs:

     As counsel for Norwest Select Funds (the "Fund") during the fiscal year ended December 31, 1995, we are familiar with the Fund's registration under the Investment Company Act of 1940 and with the registration statement relating to its Shares of Beneficial Interest (the "Shares") under the Securities Act of 1933 (File No. 33-74176) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

     Based upon the foregoing, it is our opinion that the Shares sold at the public offering price and delivered by the Fund against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement had the requirements of applicable law during the Fund's fiscal year ended December 31, 1995, were, when sold, duly and validly authorized, legally and validly issued, and fully paid and nonassessable.

     We consent to the filing of this opinion in connection with the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the fiscal year ended December 31, 1995 to be filed on behalf of the Fund with the Securities and Exchange Commission.


                                        Very truly yours,


                                        /s/ Dechert Price & Rhoads